Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities	Accrued expenses and other current liabilities consisted of the following:
	As of December 31, 2023	As of June 30, 2024
	RMB	RMB
		(Unaudited)
Penalty payable(i)	47,419	31,499
Refundable deposits from members, current	14,899	15,500
Payable for investments and acquisitions	5,006	5,006
Payable to former shareholders of acquirees	9,279	9,279
Accrued payroll	29,853	8,088
VAT payable	5,414	4,581
Other taxes payable	2,293	2,551
Interests payable	308	395
Others	2,692	4,890
Third-party loans(ii)	38,446	47,620
Amounts reimbursable to employees	1,602	1,573
Total	157,211	130,982
(i)	This item represents penalty for early termination of lease, overdue rent and legal proceedings.
(ii)	This item represents loans borrowed from third party individuals or companies with annual interest rate from 0% to 10%.